Statements of Cash Flows - USD ($)	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Cash Flows from Operating Activities:
Net loss	$ (172,948)	$ (142,324)
Adjustments to reconcile net loss to net cash used in operating activities:
Write- off of obsolete inventory		5,111
Change in assets and liabilities:
Prepaid expenses	29,772	34,184
Accounts payable	12,072	6,586
Accrued interest and expenses	75,289	36,001
Net Cash Used in Operating Activities	(55,815)	(60,442)
Cash Flows from Financing Activities:
Repayments on note payable	(32,738)	(26,007)
Advances from stockholder	53,754	98,349
Repayment of advances from stockholder		(12,182)
Proceeds from promissory note payable	35,000
Net Cash Provided by Financing Activities	56,016	60,160
Net increase (decrease) in cash	201	(282)
Cash at Beginning of Year	61	343
Cash at End of Year	262	61
Supplemental Disclosures of Cash Flow Information
Interest	726	652
Income taxes
Supplemental Disclosures of Non-Cash Investing and Financing Activities:
Issuance of note payable for prepaid insurance	$ 12,293	$ 31,610